Consolidated Statement of Financial Position - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current:
Intangible assets	€ 8,384	€ 8,384
Goodwill	2,518	2,520
Property, plant and equipment	3,888	3,837
Non-current derivative assets	2	2
Deferred tax assets	37	56
Total non-current assets	396	81
Total non-current assets	15,225	14,880
Current:
Current derivative assets	13	20
Current tax assets	21	25
Inventories	693	650
Amounts receivable from related parties	107	75
Trade accounts receivable	1,655	1,732
Other current assets	193	452
Cash and cash equivalents	309	360
Total current assets	2,991	3,314
Total assets	18,216	18,194
Non-current:
Borrowings, less current portion	5,127	5,474
Employee benefit liabilities	142	162
Non-current provisions	119	48
Non-current derivative liabilities	51	93
Deferred tax liabilities	2,157	2,237
Other non-current liabilities	264	208
Total non-current liabilities	7,860	8,222
Current:
Current portion of borrowings	491	274
Current portion of employee benefit liabilities	19	21
Current provisions	133	194
Current derivative liabilities	20	1
Current tax liabilities	110	86
Amounts payable to related parties	191	178
Trade and other payables	2,828	2,533
Total current liabilities	3,792	3,287
Total liabilities	11,652	11,509
EQUITY
Share capital	5	5
Share premium	152	127
Merger reserves	287	287
Other reserves	(552)	(503)
Retained earnings	6,672	6,769
Total equity	6,564	6,685
Total equity and liabilities	€ 18,216	€ 18,194